Employee Benefit Plans (Summary Of Accumulated And Projected Benefit Obligation Information) (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Aggregated plans with accumulated benefit obligations in excess of plan assets:
Projected benefit obligation	$ 281.7	$ 274.7	$ 343.0
Accumulated benefit obligation	277.5	271.5	338.5
Fair value of plan assets	202.1	190.8	258.9
Aggregated plans with projected benefit obligations in excess of plan assets:
Projected benefit obligation	285.3	277.8	343.0
Fair value of plan assets	205.3	193.7	258.9
Accumulated benefit obligation for all defined benefit plans	$ 280.5	$ 274.3	$ 338.5